S000000582 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	119 Months Ended	120 Months Ended	199 Months Ended	463 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.66%	6.65%	10.45% [1]	12.49%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	10.64%	14.29%
BARON ASSET FUND
Prospectus [Line Items]
Average Annual Return, Percent		7.94%	3.29%		11.15%		11.15%
Performance Inception Date							Jun. 12, 1987
BARON ASSET FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.28%	1.47%		9.58%		10.00%
Performance Inception Date							Jun. 12, 1987
BARON ASSET FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.59%	2.48%		9.00%		9.74%
Performance Inception Date							Jun. 12, 1987
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.20%	3.56%		11.44%	11.27%
Performance Inception Date	[2]					May 29, 2009
R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.21%	3.55%	11.27%	11.44%
Performance Inception Date	[2]			Jan. 29, 2016

[1]	For the period June 30, 1987 to December 31, 2025.
[2]	Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.